LEASES (Details 1)	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted average remaining lease term (in years)	4 years 7 months 6 days	1 year 9 months 18 days
Weighted average discount rate	4.40%	1.00%